Basis of Presentation, Recently Adopted Accounting Standards, Allowance for Credit Losses on Loans (Details)	12 Months Ended
Dec. 31, 2022 Scenario
Allowance for Credit Loss [Abstract]
Number of days past due when loans are considered to be in payment default	90 days
Period considered for reasonable and supportable forecast	24 months
Number of economic scenarios evaluated by management	2
Deferral period of chapter 13 bankruptcies	60 months
Non-payment period of non-accrual loans for individual assessment	180 days